FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments

								Consolidated
					12/31/2025			12/31/2024
	Ref.	Fair value through other comprehensive income	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	4			14,421,022	14,421,022		23,310,197	23,310,197
Financial investments	5		372,397	270,318	642,715	860,591	50,787	911,378
Trade receivables	6		66,464	2,330,569	2,397,033	181,262	2,719,736	2,900,998
Dividends and interest on equity	9			76,026	76,026		201,436	201,436
Derivative financial instruments	9		494		494	152,967		152,967
Receivables - Usiminas Shares	9			192,911	192,911
Other receivables				2,377	2,377
Trading securities	9		2,598		2,598	2,947		2,947
Loans - related parties	24.b			4,147	4,147		5,315	5,315
Total			441,953	17,297,370	17,739,323	1,197,767	26,287,471	27,485,238

Non-current
Financial investments	5			25,257	25,257		169,977	169,977
Receivables - Usiminas Shares	9			150,578	150,578
Other trade receivables				19,759	19,759		1,888	1,888
Eletrobrás compulsory loan	9			3,787	3,787		51,012	51,012
Receivables by indemnity	9			779,827	779,827		790,914	790,914
Loans - related parties	24.b			2,137,882	2,137,882		1,903,028	1,903,028
Total				3,117,090	3,117,090		2,916,819	2,916,819

Total Assets			441,953	20,414,460	20,856,413	1,197,767	29,204,290	30,402,057

Liabilities
Current
Borrowings and financing	14			10,522,974	10,522,974		8,902,558	8,902,558
Lease liabilities	16			238,702	238,702		206,323	206,323
Trade payables	17			7,162,929	7,162,929		7,030,734	7,030,734
Trade payables - Forfaiting	17.a			2,905,018	2,905,018		2,902,593	2,902,593
Dividends and interest on capital	19			358,040	358,040		61,965	61,965
Derivative transactions	19	67,304			67,304
Concessions to be paid	19			13,350	13,350		12,555	12,555
Total		67,304		21,201,013	21,268,317		19,116,728	19,116,728

Non-current
Borrowings and financing	14			43,069,646	43,069,646		48,656,020	48,656,020
Lease liabilities	16			855,037	855,037		633,982	633,982
Trade payables	17			66,807	66,807		43,263	43,263
Derivative transactions	19		153,507		153,507	157,857		157,857
Concessions to be paid	19			78,419	78,419		78,728	78,728
Total			153,507	44,069,909	44,223,416	157,857	49,411,993	49,569,850
Total Liabilities		67,304	153,507	65,270,922	65,491,733	157,857	68,528,721	68,686,578

Schedule of fair value hierarchy

Consolidated			12/31/2025			12/31/2024
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	372,397		372,397	860,591		860,591
Trade receivables, net	66,464		66,464	181,262		181,262
Derivative transactions		494	494		152,967	152,967
Trading securities	2,598		2,598	2,947		2,947
Total Assets	441,459	494	441,953	1,044,800	152,967	1,197,767
Liabilities
Current
Derivative financial instruments		67,304	67,304
Non-current
Derivative transactions		153,507	153,507		157,857	157,857
Total Liabilities		220,811	220,811		157,857	157,857

Schedule of net exposure

	12/31/2025	12/31/2024
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in US$’000)
Cash and cash equivalents overseas	895,337	1,951,025
Trade receivables	212,372	58,296
Financial investments	388,705	270,038
Borrowings and financing	(6,002,208)	(5,983,492)
Trade payables	(248,790)	(284,843)
Others	(14,528)	(37,185)
Natural Gross Foreign Exchange Exposure (assets - liabilities)	(4,769,112)	(4,026,161)
Derivative transactions (*)	4,396,413	5,098,257
Net foreign exchange exposure	(372,699)	1,072,096
(*)	Total notional value of derivative and non-derivative financial instruments used for exchange risk management.

Schedule of sensitivity analysis

				12/31/2025				12/31/2024
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	5.5024	5.2006	5.7964	5.0436	6.1923	5.7779	6.2560	5.0799

Schedule of effects on scenarios 1 and 2

					12/31/2025
Instruments	Notional amount	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
Cash and cash equivalents overseas	895,337	Dollar	(270,213)	263,229	(410,781)
Trade receivables	212,372	Dollar	(64,094)	62,437	(97,436)
Financial investments	388,705	Dollar	(117,311)	114,279	(178,338)
Borrowings and financing	(6,002,208)	Dollar	1,811,466	(1,764,649)	2,753,813
Trade payables	(248,790)	Dollar	75,085	(73,144)	114,145
Others	(14,528)	Dollar	4,385	(4,271)	6,665
Derivative financial instruments	4,396,413	Dollar	(1,326,838)	1,292,545	(2,017,074)
Impact on profit or loss			112,480	(109,574)	170,994

(*)	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar - Valuation of the real by 5.48%. Source: Central Bank of Brazil on February 20, 2026.

					12/31/2024
Instruments	Notional amount	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
Cash and cash equivalents overseas	1,951,025	Dollar	(139,931)	19,862	(427,219)
Trade receivables	58,296	Dollar	(4,181)	593	(12,765)
Financial investments	270,038	Dollar	(19,368)	2,749	(59,131)
Borrowings and financing	(5,983,492)	Dollar	429,145	(60,913)	1,310,215
Trade payables	(284,843)	Dollar	20,429	(2,900)	62,373
Others	(37,185)	Dollar	2,667	(379)	8,142
Derivative financial instruments	5,098,257	Dollar	(365,655)	51,902	(1,116,374)
Impact on profit or loss			(76,894)	10,914	(234,759)

Schedule of changes in interest rates

			Consolidated			Consolidated
			12/31/2025			12/31/2024
Interest	Probable scenario	Scenario 1	Scenario 2	Probable scenario	Scenario 1	Scenario 2
CDI	14.90%	17.69%	12.97%	12.15%	13.72%	10.56%
TJLP	9.07%	9.22%	6.18%	7.43%	8.11%	6.72%
IPCA	4.26%	4.76%	3.96%	4.83%	5.60%	4.27%
SOFR 6M	3.57%	4.70%	3.26%	4.25%	5.31%	0.51%
SOFR	3.87%	5.54%	3.64%	4.49%	5.28%	0.30%
EURIBOR 3M	2.03%	4.31%	1.95%	2.71%	4.22%	1.73%
EURIBOR 6M	2.11%	4.38%	2.02%	2.57%	4.19%	2.27%

Schedule of effects on profit and loss

				Impact on balances on 12/31/2025
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	14.90%	5,509,312	(16,397,776)	(1,622,381)	(1,926,578)	(1,412,668)
TJLP	9.07%		(824,228)	(74,757)	(75,994)	(50,901)
IPCA	4.26%		(1,286,852)	(54,820)	(61,224)	(50,899)
SOFR 6M	3.57%		(5,059,304)	(180,829)	(237,992)	(165,118)
SOFR	3.87%		(472,461)	(18,284)	(26,170)	(17,192)
EURIBOR 3M	2.03%		(849,153)	(17,255)	(36,571)	(16,517)
EURIBOR 6M	2.11%		(22,592)	(476)	(989)	(456)
Impact on profit or loss				(1,968,802)	(2,365,518)	(1,713,751)
(*)	The sensitivity analysis is based on the premise of maintaining as a probable scenario the market values as of December 31, 2025 recorded in the Company's assets and liabilities.

				Impact on balances on 12/31/2024
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	12.15%	9,268,751	(11,116,328)	(224,481)	(253,426)	(195,057)
TJLP	7.43%		(775,705)	(57,635)	(62,871)	(52,115)
IPCA	4.83%		(18,703)	(903)	(1,047)	(799)
SOFR 6M	4.25%		(4,411,472)	(187,488)	(234,120)	(22,423)
SOFR	4.49%		(3,992,233)	(179,251)	(210,660)	(12,141)
EURIBOR 3M	2.71%		(289,634)	(7,861)	(12,214)	(5,017)
EURIBOR 6M	2.57%		(19,550)	(502)	(819)	(445)
				(658,121)	(775,157)	(287,997)

Schedule of derivative instrument

				12/31/2025	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
		Appreciation (R$)		Fair value (market)	Other operating income expenses		Other comprehensive income		Financial income and expenses (note 30)
Maturity	Notional	Asset position	Liability position	Amounts receivable / (payable)
01/01/2024 to 06/30/2024 (Settled)	Platts					452,906				19,446
03/01/2025 to 11/30/2025 (Settled)	Platts				93,419				(180)
12/01/2025 to 12/31/2025 (1)	Platts	1,800,454	(1,837,234)	(36,780)	(36,162)				(618)
01/01/2026 to 01/31/2026	Platts	1,181,900	(1,203,692)	(21,792)			(21,361)		(431)
02/01/2026 to 02/28/2026	Platts	529,067	(536,151)	(7,084)			(6,961)		(123)
03/01/2026 to 03/31/2026	Platts	229,249	(230,947)	(1,698)			(1,705)		7
04/01/2026 to 04/30/2026	Platts	28,791	(28,741)	50			50		(1)
		3,769,461	(3,836,765)	(67,304)	57,257	452,906	(29,977)		(1,346)	19,446
(1)	This transaction matured on December 31, 2025, and was settled in early January 2026.

Schedule of changes in cash flow hedge accounting

	12/31/2024	Movement	Realization	12/31/2025
Cash flow hedge–“Platts”		27,280	(57,257)	(29,977)
Income tax and social contribution on cash flow hedge		(9,275)	19,467	10,192
Fair Value of cash flow hedge - Platts, net		18,005	(37,790)	(19,785)

Schedule of relations of hedge

									12/31/2025
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortized part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(965,961)	(163,673)	(654,690)
01/10/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 to November 2025 until December 2050	4.0745	1,416,000	(1,416,000)	(75,717)	(1,214,600)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.2064	1,000,000			(1,296,000)
06/06/2024	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2024 - February 2025	5.2700	30,000	(30,000)	(17,961)
06/01/2022	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - April 2032	4.7289	1,145,000	(360,000)	(130,497)	(607,198)
12/01/2022	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2031	5.0360	490,000	(37,000)		(211,279)
12/01/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - December 2025	5.2565	100,000	(100,000)	(24,590)
05/16/2024	Export Prepayments in US$ with third parties, ACC and Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	September 2024 - March 2035	5.1270	1,202,000	(248,400)	(71,590)	(357,981)
06/25/2024	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2024 - February 2025	5.4405	10,000	(10,000)	(2,853)
06/01/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - May 2033	4.7289	878,640	(260,060)	(81,905)	(478,472)
12/01/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2027	5.0360	70,000			(32,559)
05/16/2024	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2025 - March 2035	5.1270	208,717	(81,686)	(5,039)	(47,687)
Total recognized in the consolidated						7,893,118	(3,509,107)	(573,825)	(4,900,466)

Schedule of hedge accounting movements

				Consolidated
	12/31/2024	Movement	Realization	12/31/2025
Cash flow hedge	(8,970,450)	3,496,160	573,825	(4,900,465)
Income tax and social contribution on cash flow hedge	3,049,954	(1,188,694)	(195,100)	1,666,160
Fair Value of cash flow accounting, net taxes	(5,920,496)	2,307,466	378,725	(3,234,305)

Schedule of liquidity risk

						Consolidated
At December 31, 2025	Ref.	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowing and financing	14.b	10,522,974	14,615,628	12,949,869	15,504,149	53,592,620
Lease liabilities	16	238,702	317,504	132,888	404,645	1,093,739
Derivative financial instruments	19				153,507	153,507
Trade payables	17	7,162,929	63,214	3,203	390	7,229,736
Trade payables - Forfaiting	17.a	2,905,018				2,905,018
Dividends and interest on capital	19	125,062				125,062
Concessions to be paid	19	13,350	13,350	40,050	25,019	91,769
		20,968,035	15,009,696	13,126,010	16,087,710	65,191,451

Schedule of fair values of assets and liabilities

		12/31/2025		12/31/2024
	Closing Balance	Fair value	Closing Balance	Fair value
Fixed Rate Notes (*)	19,728,321	16,958,019	22,204,604	19,584,985
(*)	Source: Bloomberg

Schedule of position of the derivatives

								Consolidated
							12/31/2025	12/31/2024
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) (note 30)
Instrument	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap
Exchange rate swap Dollar x Real - CSN Cimentos Brasil	Settled	Dollar	115,000				(92,552)	58,392
Dollar x Real swap - CSN Cimentos Brasil	2027	Dollar	50,000	296,793	(312,436)	(15,643)	(88,120)
Exchange rate swap CDI x Dollar - CSN	2028	Real	680,000	729,534	(788,851)	(59,318)	142,762	(146,529)
Exchange rate swap Dollar x Real - CSN	2028	Dollar	295,000	296,787	(354,589)	(57,802)	(57,802)	129,972
Exchange rate swap Dollar x CDI - Grupo Estrela	2027	Real	311,971	214,896	(235,146)	(20,250)	(53,029)
Total Exchange rate Swap				1,538,010	(1,691,023)	(153,013)	(148,741)	41,835
Interest rate swap
Interest rate (Debentures) CDI x IPCA - CSN	2030 to 2039	Real	2,012,358	2,143,849	(2,195,014)	(51,165)	(28,375)	(211,994)
Interest rate (Debentures) CDI x IPCA - CSN Mineração	2031 to 2037	Real	2,400,000	2,748,344	(2,769,908)	(21,564)	(25,339)	(406,992)
Interest rate (Debentures) CDI x IPCA - CSN Cimentos Brasil	2032	Real	1,200,000	1,399,848	(1,327,719)	72,129	(16,048)	(172,951)
Total interest rate (Debentures) CDI x IPCA				6,292,041	(6,292,641)	(600)	(69,762)	(791,937)

				7,830,051	(7,983,664)	(153,613)	(218,503)	(750,102)

Schedule of balance sheet and statement of income

						12/31/2025	12/31/2024	12/31/2025	12/31/2024
Instruments	Assets		Liabilities			Other comprehensive income		Financial income (expenses), net (note 30)
	Current	Total	Current	Non-current	Total
Iron ore derivative			(67,304)		(67,304)	(29,976)		(1,346)	19,446
Exchange rate swap CDI x Dollar	494	494		(137,864)	(137,864)			31,931	(146,528)
Exchange rate swap CDI x IPCA (1)				(600)	(600)			(69,762)	(791,938)
Dollar x Real swap				(15,643)	(15,643)			(180,672)	188,364
	494	494	(67,304)	(154,107)	(221,411)	(29,976)		(219,849)	(730,656)
(1)	The SWAP CDI x IPCA derivative instruments are fully classified in the borrowings and financing group, since they are linked to debentures with the purpose of protecting against IPCA exposure.

Schedule of stock market price risks

Class of shares	12/31/2025				12/31/2024				12/31/2025	12/31/2024
	Quantity	Interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss (note 30)
USIM3	35,192,508	4.99%	5.96	209,747	106,620,851	15.12%	5.32	567,222	(43,728)	(413,689)
USIM5	27,336,117	4.99%	5.95	162,650	55,144,456	10.07%	5.32	293,369	(13,834)	(218,923)
				372,397				860,591	(57,562)	(632,612)

Schedule of sensitivity analysis for stock price risks

					12/31/2025
Class of shares	Quantity	Share price on 12/31/2025	Closing Balance	Extreme Optimistic Scenario (1)	Extreme Pessimistic Scenario (2)

USIM3	35,192,508	5.96	209,747	20,201	(75,342)
USIM5	27,336,117	5.95	162,650	15,665	(58,308)
			372,397	35,866	(133,650)

Schedule of capital management

Thousands of Reais	12/31/2025	12/31/2024
Shareholder's equity (equity)	15,736,350	15,459,116
Borrowings and Financing (Third-party capital)	52,924,547	56,914,621
Gross Debit/Shareholder's equity	3.36	3.68